Related Party Transactions	12 Months Ended
Mar. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions

6. Related Party Transactions

Three of our current shareholders, who collectively owned more than 40% of our outstanding shares as of March 31, 2016 and 2015, respectively, were customers of the Company during the periods included in the consolidated financial statements. Revenue recognized during the years ended March 31, 2016, 2015 and 2014 and accounts receivable outstanding as of March 31, 2016 and 2015 related to these transactions was not material. Additionally, two of these shareholders provide certain services to the Company. Amounts paid to these shareholders in relation to arrangements for these services was not material for the years ended March 31, 2016, 2015 and 2014.